ORGANIZATION AND NATURE OF BUSINESS (Details Narrative)	Jun. 30, 2021	Feb. 26, 2021	Feb. 12, 2021	Jan. 26, 2021
Box Pure Air LLC [Member]
Membership interest	51.00%	51.00%	51.00%
Equity ownership, percentage			51.00%
Energy Wyze, LLC [Member]
Membership interest	100.00%			100.00%
Equity ownership, percentage				100.00%
Solar America [Member]
Membership interest		51.00%
Discount Garden Supply [Member]
Membership interest	90.00%		90.00%
Direct Solar, LLC [Member]
Membership interest		51.00%
Shield Saver, LLC [Member]
Equity ownership, percentage	51.00%		51.00%